Consolidated Statements of Comprehensive Loss (Unaudited) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net loss	$ (6,359)	$ (15,225)
Other comprehensive loss, net of taxes:
Unrealized gains on available-for-sale securities		1
Cumulative translation adjustment	(27)	(2)
Total other comprehensive loss, net of taxes	(27)	(1)
Comprehensive loss	$ (6,386)	$ (15,226)